DISCONTINUED OPERATIONS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Discontinued Operations and Disposal Groups [Abstract]
The financial results of the discontinued operations are as follows:

The financial results of the discontinued operations are as follows:

	Three Months Ended June 30		Six Months Ended June 30
	2021	2020	2021	2020
Sales	$—	$—	$—	$3,025,000
Cost of sales	—	—	—	2,050,000
Selling, general and administrative expenses	—	—	—	500,000
Restructuring expenses	—	445,000	—	764,000
Gain on sale of assets	—	122,000	—	(2,039,000)
Operating income before income taxes	—	(567,000)	—	1,750,000
Income tax expense	—	2,000	—	5,000
Income from discontinued operations	$—	$(569,000)	$—	$1,745,000

The financial results of the discontinued operations are as follows:

	Year Ended December 31
	2020	2019

Sales	$3,024,000	$18,879,000
Cost of sales	2,167,000	12,965,000
Selling, general and administrative expenses	520,000	2,684,000
Restructuring expenses	960,000	—
(Gain) loss on sale of assets	(2,247,000)	(2,990,000)
Other income	—	—
Operating income before income taxes	1,624,000	6,220,000
Income tax expense	—	2,000
Income (loss) from discontinued operations	$1,624,000	$6,218,000

The assets and liabilities of this discontinued operation that are classified as held for sale are as follows:

The assets and liabilities of this discontinued operation that are classified as held for sale are as follows:

	December 31, 2020	December 31, 2019

Trade accounts receivable	$—	$2,235,000
Inventories	—	3,009,000
Other current assets	—	93,000
Total current assets	$—	$5,337,000

Property, plant, and equipment	$—	$883,000
Total noncurrent assets	$—	$883,000

Total assets held for sale	$—	$6,220,000

Accounts payable	$—	$1,111,000
Other accrued liabilities	—	82,000
Total liabilities held for sale	$—	$1,193,000